Stockholder Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders payable outstanding balance	$ 7,685,000		$ 7,026,000	$ 5,575,000
Chairperson and President [Member]
Proceeds from related party	660,000	$ 795,000	1,457,000	1,123,000
Refund to related party	$ 1,000	$ 4,000	$ 6,000	$ 18,000